                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    M. Safra & Co., Inc.
Address: 590 Madison Avenue
         New York, NY 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements and schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Jacob M. Safra
Title: President
Phone: 212-755-8555

Signature, Place, and Date of Signing:

    /s/ Jacob M. Safra           New York, NY            February 8, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F Summary Page
                             ---------------------

Report Summary:

Number of Other Included Managers:      0
                                        ----------
Form 13F Information Table Entry Total: 34
                                        -----------
Form 13F Information Table Value Total: $211,037.45
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

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
                                          Market
                                          Value                                                     Voting Authority
                                         (x$1000)  Share/Prn            Put/ Investment  Other   ----------------------
Name of Issuer  Title of Class   Cusip    (USD)     Amount    Share/Prn Call Discretion Managers    Sole    Shared None
--------------  -------------- --------- --------- ---------- --------- ---- ---------- -------- ---------- ------ ----
SELECT SPDR TR       COM       81369Y605 10,397.42 283,000.00    SH             SOLE             283,000.00
AVERY
  DENNISON
  CORP               COM       053611109   2,037.9  30,000.00    SH             SOLE              30,000.00
BANCO
  BRADESCO-
  SPONSORED
  ADR                COM       059460303 10,696.79 265,100.00    SH             SOLE             265,100.00
BANCO
  SANTANDER
  CHILE ADR          COM       05965X109   8,187.2 170,000.00    SH             SOLE             170,000.00
BOEING CO            COM       097023105   3,997.8  45,000.00    SH             SOLE              45,000.00
CABLEVISION
  SYSTEMS NY         CALL      12686C909      17.5  50,000.00    SH     CALL    SOLE              50,000.00
CABLEVISION
  SYSTEMS NY         COM       12686C109   11,392. 400,000.00    SH             SOLE             400,000.00
CARMIKE
  CINEMAS INC        COM       143436400   3,466.3 170,000.00    SH             SOLE             170,000.00
C H ROBINSIN
  WORLDWIDE
  INC                COM       12541W209  3,610.59  88,300.00    SH             SOLE              88,300.00
COMCAST CORP
  CL A               COM       20030N101   25,398. 600,000.00    SH             SOLE             600,000.00
COMCAST
  CORPCL A           CALL      20030N901     209.7     90,000    SH     CALL    SOLE              90,000.00
COOPER
  INDUSTRIES
  LTD-CL A           COM       G24182100  3,074.62  34,000.00    SH             SOLE              34,000.00
CYTEC
  INDUSTRIES
  INC                COM       232820100      22.6     400.00    SH             SOLE                 400.00
DEERE & CO           COM       244199105  4,563.36  48,000.00    SH             SOLE              48,000.00
DOMTAR INC           COM       257561100   3,488.1 412,800.00    SH             SOLE             412,800.00
EATON CORP           COM       278058102  1,051.96  14,000.00    SH             SOLE              14,000.00
EQUINIX INC          COM       29444U502   22,686. 300,000.00    SH             SOLE             300,000.00
ESCHELON
  TELECOM INC        COM       296290109  1,287.65  65,000.00    SH             SOLE              65,000.00
EXPEDIA INC          CALL      30212P905       22.  20,000.00    SH     CALL    SOLE              20,000.00
GOLDEN
  TELECOM INC        COM       38122G107    2,342.  50,000.00    SH             SOLE              50,000.00
GOOGLE INC-CL
  A                  COM       38259P508   9,209.6  20,000.00    SH             SOLE              20,000.00
GRUPO
  AEROPORTUARIO
  CTR NORT           COM       400501102  2,081.31  93,500.00    SH             SOLE              93,500.00
ISHARES MSCI
  EMERGING
  MKT                COM       464287234  1,997.98  17,500.00    SH             SOLE              17,500.00
J CREW GROUP
  INC                CALL      46612H902        34  20,000.00    SH     CALL    SOLE              20,000.00
MICROSOFT
  CORP               COM       594918104  12,242.6 410,000.00    SH             SOLE             410,000.00
NUCOR CORP           COM       670346105  1,967.76  36,000.00    SH             SOLE              36,000.00
PETROLEO
  BRASILEIRO SA
  ADR CLASS A        COM       71654V101   5,333.7  57,500.00    SH             SOLE              57,500.00
PETROLEO
  BRASILEIRO
  S.A-ADR            COM       71654V408  5,283.39  51,300.00    SH             SOLE              51,300.00
QUALCOMM INC         COM       747525103   15,116. 400,000.00    SH             SOLE             400,000.00
RESEARCH IN
  MOTION             COM       760975102   9,583.5  75,000.00    SH             SOLE              75,000.00
ROYAL
  CARIBBEAN
  CRUISES LTD        COM       V7780T103   4,965.6 120,000.00    SH             SOLE             120,000.00
SAVVIS INC           COM       805423308   10,713. 300,000.00    SH             SOLE             300,000.00
TERNIUM
  SA-SPONSORED
  ADR                COM       880890108    608.52  20,600.00    SH             SOLE              20,600.00
TIME WARNER
  TELECOM-CL A       COM       887319101   13,951. 700,000.00    SH             SOLE             700,000.00